Note 5 - Vessels, Net (Details Textual)											1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 11, 2021 USD ($)	Sep. 02, 2021 USD ($)	Nov. 16, 2020 $ / shares shares	Nov. 09, 2020 USD ($)	Oct. 29, 2020 USD ($)	Sep. 17, 2020 USD ($)	Jul. 17, 2020 USD ($)	Jul. 13, 2020 USD ($)	Jul. 06, 2020 USD ($)	Jun. 19, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 25, 2020 $ / shares	Nov. 07, 2019 USD ($)
Twenty Day Weighted Average Share Price (in dollars per share) | $ / shares			$ 3.09871
Share Price (in dollars per share) | $ / shares			$ 3.40														$ 3.37
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property														$ (9,417)	$ 2,453,736	$ (0)
Other Operating Expenses, Income														1,298,318	2,687,205	$ (0)
Gain (Loss) on Disposition of Property Plant Equipment, Total														9,417
Impairment, Long-Lived Asset, Held-for-Use, Total														$ 0
Number of Vessels Used As Collateral														14
Number of Vessels Unencumbered														2
Synergy Holdings Limited [Member]
Stock Issued During Period, Shares, Contingent Consideration, Acquisition of Vessels (in shares) | shares			161,357
Purchase of Vessels [Member]
Cash Issued Per Vessel Purchased																		$ 500,000
Installation of WBT System Improvements on Vessel [Member]
Payments for Improvements of Property, Plant and Equipment														$ 470,000
Installation of Smart Monitoring Systems Improvement on Vessels [Member]
Payments for Improvements of Property, Plant and Equipment														400,000
MV Jonathan P [Member]
Payments to Acquire Property, Plant, and Equipment, Total		$ 25,500,000
Payments to Make Property, Plant and Equipment Available for Use		271,926
Payments to Acquire Property, Plant, and Equipment, Including Preparation Costs		$ 25,771,926
M/V Marcos V [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 40,000,000
Payments to Make Property, Plant and Equipment Available for Use	523,475
Payments to Acquire Property, Plant, and Equipment, Including Preparation Costs	58,215,173
Marcos V, Vessels [Member]
Payments to Acquire Property, Plant, and Equipment, Total	57,691,698
Marcos V, In-place Attached Time Charter [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 17,691,698
M/V EM Oinousses [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total							$ 3,600,000		$ 3,700,000
Impairment of Long-Lived Assets to be Disposed of												$ 120,000
Assets Held-for-sale, Not Part of Disposal Group, Current, Total												$ 3,770,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property															$ (100,000)
M/V Manolis P [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total										$ 2,000,000.0
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property										$ 300,000
Advance Received for Vessel Held for Sale											$ 1,133,817
Other Operating Expenses, Income													$ 1,000,000.0	$ 1,000,000.0
M/V Kuo Hsiung [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total								$ 1,900,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property								$ 300,000
Ninos [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total						$ 2,300,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property						$ 800,000
MV EM Athens [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total					$ 4,900,000
M/V Aggeliki P. [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total				$ 1,200,000